MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined contribution plan expenses	$ 2,915,327	$ 2,242,577	$ 1,948,725
Aggregate balance of statutory common reserves	39,387,239	$ 31,991,537	$ 21,969,950
Restrictions of statutory reserves	$ 366,649,034